Net financial income (Tables)	12 Months Ended
Dec. 31, 2022
Net financial income
Schedule of net financial income

	December 31,	December 31,	December 31,
	2022	2021	2020
Financial income:
Discounts obtained	800	82	81
Interest charged	820	830	348
Income from financial investments	6,441	3,714	1
Active exchange variation	315	5,636	6,481
Others	1,191	514	494
	9,567	10,776	7,405

	December 31,	December 31,	December 31,
	2022	2021	2021
Financial expenses:
Interest paid	(4,732)	(1,610)	(1,942)
Advance Fees	—	(978)	(291)
Interest on Right of Use	(4,183)	—	—
Interest on loans	(27,329)	(7,454)	(3,848)
Interest on debentures	(52,371)	—	—
Discounts given	(1,529)	(830)	(331)
Bank expenses	(2,478)	(362)	(460)
IOF	(3,469)	(1,108)	(616)
Intercompany interest	(4,613)	—	—
Exchange variation	(8,518)	(163)	(5,644)
Others	(4,319)	(299)	(1,351)
	(113,541)	(12,804)	(14,483)
	(103,974)	(2,028)	(7,078)